Restricted Cash - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 500,000		$ 1,000,000
Convertible secured promissory notes, percentage of principal amount outstanding	66.67%
Warrants issued to purchase common stock	187,500	243,750